Organization and Principal Activities - Exclusive business cooperation agreement (Details) - Exclusive Business Cooperation Agreement - WFOE	Sep. 19, 2018
Subsidiary or Equity Method Investee [Line Items]
Agreement term	10 years
Agreement renewal term	10 years
Guangzhou Onion Vogue Group Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Service fee as a percentage on consolidated net profits	100.00%